Debt Obligations (Senior Notes) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Write off of Deferred Debt Issuance Cost			$ 0
Losses on extinguishments of debt	(123)	0	(16)
ETE Senior Secured Term Loan [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.75%
Bridge Loan [Member]
Write off of Deferred Debt Issuance Cost	62
Panhandle [Member] | Term Loan [Member]
Debt Instrument, Interest Rate, Effective Percentage	1.84%
Senior Notes	455	0
Panhandle [Member] | 5.65% Senior Notes due August 1, 2012 [Member]
Senior Notes	300	0
Panhandle [Member] | 8.5% Senior Notes due April 15, 2014 [Member]
Senior Notes	150	0
SUG [Member] | Junior Subordinated Debt [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.32%
Long-term Debt, Percentage Bearing Variable Interest, Amount	525
Senior Notes	600	0
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR rate plus 3.0175%
SUG [Member] | 5.65% Senior Notes due August 1, 2012 [Member]
Senior Notes	300	0
SUG [Member] | Variable Rate Portion of Debt [Member] | Junior Subordinated Debt [Member]
Senior Notes	$ 75
Federal Funds Effective Rate [Member] | ETE Senior Secured Term Loan [Member]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Base Rate Loans [Member] | ETE Senior Secured Term Loan [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%
LIBOR [Member] | ETE Senior Secured Term Loan [Member]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Eurodollar Loans [Member] | ETE Senior Secured Term Loan [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%